Note 6 - Leases (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Year ending December 31,	Bareboat charter lease payments
2021 (remainder)	6,097
2022	12,084
2023	10,220
2024	10,038
2025	6,777
Total	45,216
Less imputed interest	(6,751)
Total Lease Liability	38,465

Presented as follows:
Short-term lease liability	9,601
Long-term lease liability	28,864
Year ending December 31,	Time Charter receipts
2021 (remaining)	30,728
2022	48,830
2023	32,029
2024	8,851
Total	120,438

Schedule of Future Minimum Time-Charter Receipts [Table Text Block]
Year ending December 31,	Time Charter receipts
2022	9,962
2023	11,844
2024	11,877
2025	11,844
2026	11,844
2027	1,915
Total	59,286